Share-based payments - Summary of valuation assumptions of stock option plan (Detail)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Abstract]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	32.10%	31.40%	33.50%
Risk–free interest rate (%)	4.10%	3.90%	1.90%
Expected life of share options (years) | shares	10	10	10
Weighted average excercise price | $ / shares	$ 29.71	$ 17.83	$ 7.05
Model used	Black & Scholes	Black & Scholes	Black & Scholes